9 Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share
Schedule of loss per share
	2019 £’000		2018 £’000		2017 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(9,138)		(10,368)		(11,705)
Discontinued operations	(947)		(4,662)		(4,359)
Denominator
Weighted average number of ordinary shares used in basic EPS:	18,330,588		3,056,303		2,565,866
Basic and diluted loss per share:
Continuing operations – pence	(50	)p	(339	)p	(456	)p
Discontinued operations – pence	(5	)p	(153	)p	(170	)p